Investment Objectives and Goals	Oct. 30, 2026
Diamond Hill Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Income Fund (formerly Short Duration Securitized Bond Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Diamond Hill Short Duration Income Fund (the “Fund” or the “Short Duration Income Fund”) (formerly known as “Diamond Hill Short Duration Securitized Bond Fund”) is to maximize total return consistent with the preservation of capital.

Diamond Hill Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Core Bond
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Core Bond Fund (the “Fund” or the “Core Bond Fund”) is to maximize total return consistent with the preservation of capital.